ACCUMULATED DEFICIT (Schedule of Accumulated Deficit) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
PRC statutory reserved funds	¥ 30,882	$ 4,746	¥ 30,224
Unreserved accumulated deficit	(888,633)	(136,580)	(568,552)
Accumulated deficit	¥ (857,751)	$ (131,834)	¥ (538,328)